Adoption of IFRS 16, Leases (Narrative) (Detail) $ in Millions			3 Months Ended				6 Months Ended
		Jan. 01, 2019 USD ($) yr	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Disclosure Of Reconciliation Of Finance Lease And Operating Lease By Lessee [Line Items]
Increase in total assets resulting from the adoption of IFRS 16 on 1 January 2019	[1]	$ 3,512
Increase in total liabilities due to adoption of IFRS 16		$ 3,512
Explanation Of Difference Between Operating Lease Commitments Disclosed Applying IAS 17 And Lease Liabilities Recognised At Date Of Initial Application Of IFRS 16 Explanatory

IFRS 16 introduces a single lessee accounting model and fundamentally changes how UBS accounts for operating leases when acting as a lessee, with a requirement to record a right-of-use asset and lease liability on the balance sheet. UBS is a lessee in a number of leases, primarily of real estate, including offices, retail branches and sales offices, with a smaller number of IT hardware leases. As permitted by the transitional provisions of IFRS 16, UBS elected to apply the modified retrospective approach and has not restated comparative figures. Overall, adoption of IFRS 16 resulted in a USD 3.5 billion increase in both total assets and total liabilities in UBS’s consolidated financial statements. There was no effect on equity.

Statement That Lessee Uses Practical Expedients When Applying IFRS 16 Retrospectively To Leases Classified As Operating Leases Applying IAS 17		UBS applied the following practical expedients that are permitted on transition to IFRS 16 where UBS is the lessee in a lease previously classified as an operating lease: to not reassess whether or not a contract contained a lease; to rely on previous assessments of whether such contracts were considered onerous; to rely on previous sale-and-leaseback assessments; to adjust lease terms with the benefit of hindsight with respect to whether extension or termination options are reasonably certain of being exercised; to discount lease liabilities using the Group’s incremental borrowing rate in each currency as at 1 January 2019; to initially measure the right-of-use asset at an amount equal to the lease liability for leases previously classified as operating leases, adjusted for existing lease balances such as rent prepayments, rent accruals, lease incentives and onerous lease provisions, but excluding initial direct costs; and to not apply IFRS 16 to leases whose remaining term will end within 12 months from the transition date.
Weighted average lease term | yr		9
Depreciation charge for right-of-use assets			$ 119	$ 118
Interest expense on lease liabilities	[2],[3]		31	32			$ 63	$ 0
Total rental expense			$ 12	$ 16	$ 149	$ 152

[1]	Total liabilities increased by the same amount upon adoption of IFRS 16.
[2]
Effective from the first quarter of 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss. Prior-period information was restated accordingly. Refer to Note 1 for more information

[3]	Relates to lease liabilities recognized upon adoption of IFRS 16 on 1 January 2019. Refer to Note 1 for more information.